UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/09

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2009

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 93.89%

COMMON STOCKS 93.89%

Advertising Agencies 0.77%

Constant Contact, Inc.*	418,754	$6,939

Air Transportation 0.99%

Copa Holdings SA Class A (Panama)(a)	212,096	8,957

Alternative Energy 2.92%

Clean Energy Fuels Corp.*	922,820	10,705
EnerNOC, Inc.*	545,365	15,668

Total		26,373

Asset Management & Custodian 1.37%

Affiliated Managers Group, Inc.*	94,663	6,010
Calamos Asset Management, Inc. Class A	603,630	6,398

Total		12,408

Auto Parts 0.48%

Wonder Auto Technology, Inc. (China)*(a)	337,800	4,371

Banks: Diversified 1.18%

SVB Financial Group*	257,097	10,605

Biotechnology 4.60%

Acorda Therapeutics, Inc.*	234,740	5,101
Alexion Pharmaceuticals, Inc.*	323,314	14,358
Allos Therapeutics, Inc.*	298,800	1,688
Crucell NV ADR*	202,946	4,008
Human Genome Sciences, Inc.*	228,173	4,265
Onyx Pharmaceuticals, Inc.*	35,700	950
Savient Pharmaceuticals, Inc.*	175,000	2,205
Vanda Pharmaceuticals, Inc.*	382,647	3,903
ViroPharma, Inc.*	668,300	5,039

Total		41,517

Casinos & Gambling 0.90%

WMS Industries, Inc.*	202,100	8,080

Chemical: Diversified 0.39%

ChemSpec International Ltd. ADR*	476,851	3,495

Commercial Services 1.42%

Ctrip.com International Ltd. ADR*	112,010	5,997
FTI Consulting, Inc.*	17,053	696
TeleTech Holdings, Inc.*	340,636	6,094

Total		12,787

Commercial Services: Rental & Leasing 1.10%

Gafisa SA ADR	334,481	9,964

Commercial Vehicles & Parts 0.80%

Westport Innovations, Inc. (Canada)*(a)	735,937	7,197

Communications Technology 2.81%

Aruba Networks, Inc.*	1,464,024	11,449
DigitalGlobe, Inc.*	348,300	7,777
Riverbed Technology, Inc.*	298,244	6,111

Total		25,337

Computer Services, Software & Systems 10.77%

3PAR, Inc.*	667,196	6,278
ArcSight, Inc.*	246,700	6,098
Concur Technologies, Inc.*	384,347	13,698
Equinix, Inc.*	77,657	6,626
GSI Commerce, Inc.*	545,568	10,349
Longtop Financial Technologies Ltd. ADR*	243,691	6,458
NetSuite, Inc.*	489,439	6,837
OpenTable, Inc.*	371,105	9,151
SuccessFactors, Inc.*	1,107,623	16,936
Synchronoss Technologies, Inc.*	430,155	4,908
Taleo Corp. Class A*	455,196	9,896

Total		97,235

Computer Technology 1.46%

Netezza Corp.*	917,198	8,475
Palm, Inc.*	407,570	4,732

Total		13,207

Construction 1.38%

Orion Marine Group, Inc.*	652,153	12,417

Consumer Services: Miscellaneous 2.97%

Coinstar, Inc.*	243,100	7,716
Knot, Inc. (The)*	682,235	7,279
MercadoLibre, Inc. (Argentina)*(a)	330,644	11,834

Total		26,829

Cosmetics 0.94%

Bare Escentuals, Inc.*	673,596	8,508

Diversified Financial Services 2.01%

Broadpoint Gleacher Securities Group, Inc.*	896,625	5,712
Greenhill & Co., Inc.	60,182	5,189
Stifel Financial Corp.*	139,215	7,234

Total		18,135

Education Services 1.35%

K12, Inc.*	117,690	1,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2009

Investments	Shares	Value (000)
Education Services (continued)

Rosetta Stone, Inc.*	40,181	$834
Strayer Education, Inc.	46,508	9,440

Total		12,162

Electronics 1.75%

II-VI, Inc.*	305,153	8,077
IPG Photonics Corp.*	564,746	7,714

Total		15,791

Engineering & Contracting Services 0.78%

MYR Group, Inc.*	411,695	7,073

Financial Data & Systems 0.80%

CyberSource Corp.*	442,119	7,242

Healthcare: Miscellaneous 0.85%

MedAssets, Inc.*	350,546	7,691

Healthcare Services 3.11%

athenahealth, Inc.*	210,111	7,902
HMS Holdings Corp.*	198,269	8,512
Phase Forward, Inc.*	313,607	4,111
SXC Health Solutions Corp.*	164,735	7,525

Total		28,050

Hotel/Motel 0.13%

Home Inns & Hotels Management, Inc. ADR*	43,394	1,153

Insurance: Multi-Line 0.56%

CNinsure, Inc. ADR	251,250	5,093

Luxury Items 1.31%

Fossil, Inc.*	225,742	6,034
Fuqi International, Inc. (China)*(a)	281,470	5,767

Total		11,801

Machinery: Engines 0.72%

Harbin Electric, Inc. (China)*(a)	407,311	6,488

Machinery: Industrial 1.90%

Chart Industries, Inc.*	385,649	7,624
Colfax Corp.*	186,067	2,024
Duoyuan Global Water, Inc. ADR*	68,750	2,254
Middleby Corp. (The)*	116,433	5,276

Total		17,178

Medical & Dental Instruments & Supplies 4.24%

Align Technology, Inc.*	578,719	9,097
Conceptus, Inc.*	571,258	10,020
Insulet Corp.*	1,295,886	14,384
NuVasive, Inc.*	132,207	4,798

Total		38,299

Medical Equipment 2.92%

DexCom, Inc.*	1,192,509	8,181
Illumina, Inc.*	95,804	3,075
Masimo Corp.*	252,821	6,717
Thoratec Corp.*	319,561	8,392

Total		26,365

Oil: Crude Producers 1.99%

Brigham Exploration Co.*	696,773	6,619
EXCO Resources, Inc.	727,097	11,357

Total		17,976

Oil Well Equipment & Services 1.31%

CARBO Ceramics, Inc.	201,964	11,793

Pharmaceuticals 2.67%

Auxilium Pharmaceuticals, Inc.*	239,530	7,536
Eurand NV (Netherlands)*(a)	570,777	7,546
Salix Pharmaceuticals, Ltd.*	363,100	6,677
United Therapeutics Corp.*	55,000	2,340

Total		24,099

Power Transmission Equipment 0.26%

Maxwell Technologies, Inc.*	129,200	2,317

Printing And Copying Services 1.77%

VistaPrint NV*	313,498	16,004

Production Technology Equipment 2.40%

Cymer, Inc.*	192,079	6,577
Teradyne, Inc.*	725,911	6,076
Veeco Instruments, Inc.*	370,745	9,028

Total		21,681

Real Estate 0.89%

China Real Estate Information Corp. ADR*	633,796	8,056

Restaurants 0.71%

BJ’s Restaurants, Inc.*	199,493	3,184
Chipotle Mexican Grill, Inc. Class A*	39,094	3,186

Total		6,370

Scientific Instruments: Control & Filter 0.24%

Energy Recovery, Inc.*	387,811	2,164

Scientific Instruments: Electrical 1.11%

American Superconductor Corp.*	299,186	10,029

Scientific Instruments: Gauges & Meters 0.63%

SmartHeat, Inc. (China)*(a)	637,785	5,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2009

Investments	Shares	Value (000)
Securities Brokerage & Services 1.19%

GFI Group, Inc.	843,609	$4,345
KBW, Inc.*	228,610	6,401

Total		10,746

Semiconductors & Components 7.21%

ANADIGICS, Inc.*	1,228,832	3,945
Atheros Communications, Inc.*	502,091	12,361
Cavium Networks, Inc.*	447,237	8,480
Monolithic Power Systems, Inc.*	259,992	5,197
NetLogic Microsystems, Inc.*	360,051	13,685
Silicon Laboratories, Inc.*	304,085	12,741
Sunpower Corp. Class B*	400,043	8,665

Total		65,074

Specialty Retail 6.42%

Aeropostale, Inc.*	229,473	8,612
Blue Nile, Inc.*	66,837	4,014
Citi Trends, Inc.*	89,500	2,356
Dick’s Sporting Goods, Inc.*	335,644	7,616
Lumber Liquidators, Inc.*	641,510	13,632
Netflix, Inc.*	269,723	14,417
Ulta Salon, Cosmetics & Fragrance, Inc.*	480,100	7,269

Total		57,916

Technology: Miscellaneous 0.25%

Vocus, Inc.*	123,964	2,244

Telecommunications Equipment 0.32%

DragonWave, Inc. (Canada)*(a)	357,758	2,851

Textiles Apparel & Shoes 4.41%

Deckers Outdoor Corp.*	73,600	6,600
J. Crew Group, Inc.*	224,658	9,161
lululemon athletica, Inc. (Canada)*(a)	560,787	14,087
Steven Madden Ltd.*	205,400	8,319
Under Armour, Inc. Class A*	60,884	1,635

Total		39,802

Utilities: Electrical 0.35%

ITC Holdings Corp.	70,930	3,151

Utilities: Telecommunications 0.08%

Cbeyond, Inc.*	53,162	710

Total Common Stocks (cost $717,666,965)		847,432

WARRANT 0.00%

Computer Technology

Lantronix, Inc.* (2/9/2011 at $4.68) (cost $0)	7,405	—	(b)

Total Long-Term Investments (cost $717,666,965)		847,432

	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.01%

Repurchase Agreement

Repurchase Agreement dated 10/30/2009, 0.01% due 11/2/2009 with State Street Bank & Trust Co. collateralized by $36,950,000 of U.S. Treasury Bill at 0.06% due 12/10/2009; value: $36,950,000; proceeds: $36,223,950 (cost $36,223,919)	$36,224	$36,224

Total Investments in Securities 97.90% (cost $753,890,884)		883,656

Other Assets in Excess of Liabilities 2.10%		18,982

Net Assets 100.00%		$902,638

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Security is valued at zero (See Note 2).

See Notes to Schedule of Investments.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-In accordance with Financial Accounting Standards Board, Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (formerly SFAS 157), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(concluded)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)
Common Stocks	$847,432	$—		$—	$847,432
Repurchase Agreement	—	36,224		—	36,224
Warrant	—	—	(1)	—	—	(1)

Total	$847,432	$36,224		$—	$883,656

*	See Schedule of Investments for values in each industry.
(1)	Fair valued security valued at zero as of the period ended October 31, 2009.

3. FEDERAL TAX INFORMATION

As of October 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$774,505,999

Gross unrealized gain	138,571,818
Gross unrealized loss	(29,421,967)

Net unrealized security gain	$109,149,851

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 22, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 22, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 22, 2009